Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | CVT S and P 500 Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.50%	24.63%	25.92%	(18.34%)	28.42%	18.10%	31.15%	(4.73%)	21.46%	11.58%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	7.14%	13.52%	16.12%	(13.33%)	24.41%	13.32%	25.83%	(11.33%)	15.89%	20.27%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	20.39%	25.20%	54.40%	(32.64%)	26.87%	48.23%	38.78%	(0.47%)	32.35%	6.59%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	12.45%	11.23%	16.60%	(20.52%)	14.53%	19.64%	25.07%	(11.23%)	14.37%	20.92%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	30.90%	3.14%	17.77%	(14.58%)	10.88%	7.77%	21.26%	(13.58%)	24.76%	0.46%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	6.90%	1.03%	5.47%	(12.53%)	(1.82%)	7.34%	8.41%	(0.37%)	3.49%	2.59%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | F
Prospectus [Line Items]
Annual Return [Percent]	6.98%	7.70%	11.92%	(14.17%)	10.06%	5.28%	17.02%	(5.73%)	12.16%	6.61%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | F
Prospectus [Line Items]
Annual Return [Percent]	8.06%	12.16%	15.65%	(14.94%)	15.87%	2.15%	19.22%	(7.50%)	16.93%	5.56%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | F
Prospectus [Line Items]
Annual Return [Percent]	8.51%	10.17%	13.79%	(14.61%)	13.64%	3.82%	18.56%	(6.69%)	14.55%	6.78%